Fee and Commission Income and Expense - The Income and Expenses for Commissions Generated by the Segment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	$ 2,571	$ 1,990	$ 1,553
Fees and commissions from guarantees and letters of credit	19,261	20,043	15,147
Fees and commissions from card services	70,292	58,359	75,574
Fees and commissions from accounts management	12,132	12,438	15,406
Fees and commissions from collections and payments	25,435	24,419	23,921
Fees and commissions from brokerage and securities management	9,407	9,365	9,844
Fees and commissions from asset management	21,944	23,086	25,845
Compensation for insurance brokerage	35,783	30,097	35,783
Investment banking and advisory fees	9,250	7,471	20,657
Fees and commissions from student loans ceded	5,649	5,639	5,735
Commissions on loan transactions	668	742	893
Commissions for mortgage loans	81	39	1,300
Other commissions earned	8,780	6,838	10,321
Totals	226,809	204,378	244,196
Compensation for cards transactions	(42,191)	(38,822)	(55,232)
Fees and commissions for securities transactions	(4,128)	(4,660)	(2,716)
Commissions paid for foreign trade transactions	(2,771)	(2,438)	(2,300)
Commissions paid for customer loyalty program benefits	(17,307)	(11,082)	(3,725)
Commissions paid for services to customers management	(1,748)	(1,808)	(3,905)
Other commissions paid	(5,122)	(4,569)	(1,914)
Total fee and commission expense	(73,267)	$ (63,379)	$ (69,792)
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	2,571
Fees and commissions from guarantees and letters of credit	19,261
Fees and commissions from card services	70,292
Fees and commissions from accounts management	12,132
Fees and commissions from collections and payments	25,435
Fees and commissions from brokerage and securities management	9,407
Fees and commissions from asset management	21,944
Compensation for insurance brokerage	35,783
Investment banking and advisory fees	9,250
Fees and commissions from student loans ceded	5,649
Commissions on loan transactions	668
Commissions for mortgage loans	81
Other commissions earned	14,336
Totals	226,809
Compensation for cards transactions	(42,191)
Fees and commissions for securities transactions	(4,128)
Commissions paid for foreign trade transactions	(2,771)
Commissions paid for customer loyalty program benefits	(17,307)
Commissions paid for services to customers management	(1,748)
Other commissions paid	(5,122)
Total fee and commission expense	(73,267)
Cash-generating units [member] | Transferred to long time [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	2,571
Fees and commissions from guarantees and letters of credit	19,261
Investment banking and advisory fees	1,068
Totals	22,900
Cash-generating units [member] | Transferred in a moment concrete [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from card services	70,292
Fees and commissions from accounts management	12,132
Fees and commissions from collections and payments	11,516
Fees and commissions from brokerage and securities management	9,407
Fees and commissions from asset management	21,944
Compensation for insurance brokerage	1,072
Investment banking and advisory fees	8,182
Fees and commissions from student loans ceded	5,649
Commissions on loan transactions	668
Commissions for mortgage loans	81
Other commissions earned	14,336
Totals	155,279
Compensation for cards transactions	(42,191)
Fees and commissions for securities transactions	(4,128)
Commissions paid for foreign trade transactions	(2,771)
Commissions paid for customer loyalty program benefits	(17,307)
Commissions paid for services to customers management	(1,748)
Other commissions paid	(5,122)
Total fee and commission expense	(73,267)
Cash-generating units [member] | Model of accrual [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from collections and payments	13,919
Compensation for insurance brokerage	34,711
Totals	48,630
Cash-generating units [member] | Chile [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	2,438
Fees and commissions from guarantees and letters of credit	15,924
Fees and commissions from card services	47,153
Fees and commissions from accounts management	9,926
Fees and commissions from collections and payments	12,588
Fees and commissions from brokerage and securities management	2,402
Fees and commissions from asset management	13,668
Compensation for insurance brokerage	34,711
Investment banking and advisory fees	9,070
Fees and commissions from student loans ceded	5,649
Commissions on loan transactions	537
Commissions for mortgage loans	81
Other commissions earned	10,268
Totals	164,415
Compensation for cards transactions	(16,735)
Fees and commissions for securities transactions	(3,145)
Commissions paid for foreign trade transactions	(2,771)
Commissions paid for customer loyalty program benefits	(12,197)
Commissions paid for services to customers management	(737)
Other commissions paid	(2,508)
Total fee and commission expense	(38,093)
Cash-generating units [member] | Colombia [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	133
Fees and commissions from guarantees and letters of credit	3,337
Fees and commissions from card services	23,139
Fees and commissions from accounts management	2,206
Fees and commissions from collections and payments	12,847
Fees and commissions from brokerage and securities management	7,005
Fees and commissions from asset management	8,276
Compensation for insurance brokerage	1,072
Investment banking and advisory fees	180
Commissions on loan transactions	131
Other commissions earned	4,068
Totals	62,394
Compensation for cards transactions	(25,456)
Fees and commissions for securities transactions	(983)
Commissions paid for customer loyalty program benefits	(5,110)
Commissions paid for services to customers management	(1,011)
Other commissions paid	(2,614)
Total fee and commission expense	$ (35,174)